UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES - Costs Incurred (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
UNAUDITED SUPPLEMENTAL OIL AND GAS DISCLOSURES
Property acquisition costs proved	$ 4,335	$ 23,873	$ 13,170
Property acquisition costs unproved	1,244	2,815	15,495
Exploration costs	2,949	1,650	10,353
Development costs	115,120	61,131	76,831
Capitalised costs incurred	$ 123,648	89,469	115,849
Development costs associated with non-producing wells in progress		$ 5,000	$ 16,600
Number of wells in progress | item	0